Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 57,799,537	$ 8,040,668	¥ 51,478,092
Allowance for credit losses related to accounts receivable	(19,102,954)	(2,657,470)	(10,196,104)
Total accounts receivable, net	¥ 38,696,583	$ 5,383,198	¥ 41,281,988